Net fee and commission income - Summary of total fees in scope of IFRS 15 Revenues from Contracts with Customers (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fee and commission income [abstract]
Total revenue from contracts with customers	£ 9,707	£ 9,349	£ 8,569
Other non-contract fee income	172	137	139
Fee and commission income	9,879	9,486	8,708
Fee and commission expense	(3,326)	(3,215)	(3,247)
Net fee and commission income	6,553	6,271	5,461
Transactional
Fee and commission income [abstract]
Total revenue from contracts with customers	3,809	3,800	3,692
Advisory
Fee and commission income [abstract]
Total revenue from contracts with customers	1,054	1,058	903
Brokerage and execution
Fee and commission income [abstract]
Total revenue from contracts with customers	1,978	1,709	1,763
Underwriting and syndication
Fee and commission income [abstract]
Total revenue from contracts with customers	2,757	2,688	2,079
Other
Fee and commission income [abstract]
Total revenue from contracts with customers	109	94	132
Operating segments | Barclays UK Corporate Bank
Fee and commission income [abstract]
Total revenue from contracts with customers	575	551	527
Other non-contract fee income	26	25	28
Fee and commission income	601	576	555
Fee and commission expense	(96)	(95)	(102)
Net fee and commission income	505	481	453
Operating segments | Barclays UK Corporate Bank | Transactional
Fee and commission income [abstract]
Total revenue from contracts with customers	462	448	433
Operating segments | Barclays UK Corporate Bank | Advisory
Fee and commission income [abstract]
Total revenue from contracts with customers	0	0	0
Operating segments | Barclays UK Corporate Bank | Brokerage and execution
Fee and commission income [abstract]
Total revenue from contracts with customers	0	0	0
Operating segments | Barclays UK Corporate Bank | Underwriting and syndication
Fee and commission income [abstract]
Total revenue from contracts with customers	102	92	82
Operating segments | Barclays UK Corporate Bank | Other
Fee and commission income [abstract]
Total revenue from contracts with customers	11	11	12
Operating segments | Barclays Private Bank and Wealth Management
Fee and commission income [abstract]
Total revenue from contracts with customers	535	484	375
Other non-contract fee income	0	0	1
Fee and commission income	535	484	376
Fee and commission expense	(40)	(38)	(34)
Net fee and commission income	495	446	342
Operating segments | Barclays Private Bank and Wealth Management | Transactional
Fee and commission income [abstract]
Total revenue from contracts with customers	30	33	32
Operating segments | Barclays Private Bank and Wealth Management | Advisory
Fee and commission income [abstract]
Total revenue from contracts with customers	344	319	251
Operating segments | Barclays Private Bank and Wealth Management | Brokerage and execution
Fee and commission income [abstract]
Total revenue from contracts with customers	158	129	89
Operating segments | Barclays Private Bank and Wealth Management | Underwriting and syndication
Fee and commission income [abstract]
Total revenue from contracts with customers	0	0	0
Operating segments | Barclays Private Bank and Wealth Management | Other
Fee and commission income [abstract]
Total revenue from contracts with customers	3	3	3
Operating segments | Barclays Investment Bank
Fee and commission income [abstract]
Total revenue from contracts with customers	5,585	5,302	4,707
Other non-contract fee income	146	112	110
Fee and commission income	5,731	5,414	4,817
Fee and commission expense	(1,258)	(1,127)	(1,253)
Net fee and commission income	4,473	4,287	3,564
Operating segments | Barclays Investment Bank | Transactional
Fee and commission income [abstract]
Total revenue from contracts with customers	336	336	327
Operating segments | Barclays Investment Bank | Advisory
Fee and commission income [abstract]
Total revenue from contracts with customers	710	739	652
Operating segments | Barclays Investment Bank | Brokerage and execution
Fee and commission income [abstract]
Total revenue from contracts with customers	1,820	1,580	1,674
Operating segments | Barclays Investment Bank | Underwriting and syndication
Fee and commission income [abstract]
Total revenue from contracts with customers	2,655	2,596	1,997
Operating segments | Barclays Investment Bank | Other
Fee and commission income [abstract]
Total revenue from contracts with customers	64	51	57
Operating segments | Barclays US Consumer Bank
Fee and commission income [abstract]
Total revenue from contracts with customers	2,727	2,661	2,603
Other non-contract fee income	0	0	0
Fee and commission income	2,727	2,661	2,603
Fee and commission expense	(1,858)	(1,855)	(1,765)
Net fee and commission income	869	806	838
Operating segments | Barclays US Consumer Bank | Transactional
Fee and commission income [abstract]
Total revenue from contracts with customers	2,727	2,661	2,603
Operating segments | Barclays US Consumer Bank | Advisory
Fee and commission income [abstract]
Total revenue from contracts with customers	0	0	0
Operating segments | Barclays US Consumer Bank | Brokerage and execution
Fee and commission income [abstract]
Total revenue from contracts with customers	0	0	0
Operating segments | Barclays US Consumer Bank | Underwriting and syndication
Fee and commission income [abstract]
Total revenue from contracts with customers	0	0	0
Operating segments | Barclays US Consumer Bank | Other
Fee and commission income [abstract]
Total revenue from contracts with customers	0	0	0
Head Office
Fee and commission income [abstract]
Total revenue from contracts with customers	285	351	357
Other non-contract fee income	0	0	0
Fee and commission income	285	351	357
Fee and commission expense	(74)	(100)	(93)
Net fee and commission income	211	251	264
Head Office | Transactional
Fee and commission income [abstract]
Total revenue from contracts with customers	254	322	297
Head Office | Advisory
Fee and commission income [abstract]
Total revenue from contracts with customers	0	0	0
Head Office | Brokerage and execution
Fee and commission income [abstract]
Total revenue from contracts with customers	0	0	0
Head Office | Underwriting and syndication
Fee and commission income [abstract]
Total revenue from contracts with customers	0	0	0
Head Office | Other
Fee and commission income [abstract]
Total revenue from contracts with customers	£ 31	£ 29	£ 60